As Filed with the Securities and Exchange Commission on February 8, 2011
REGISTRATION NO. 333-14927
REGISTRATION NO. 811-7883

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 37
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 37
ICON Funds
(Exact Name of Registrant as Specified in Charter)
5299 DTC Boulevard, Suite 1200
Greenwood Village, Colorado 80111
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (303) 790-1600
Donald Salcito, Esq.
5299 DTC Boulevard, Suite 1200
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on ______________pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _______________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _______________ pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 333-14927) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Greenwood Village, State of Colorado, on the 8th day of February, 2011.

Attest:	ICON FUNDS

/s/ Donald Salcito Donald Salcito	/s/ Craig T. Callahan Craig T. Callahan
Secretary	President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Craig Callahan Craig Callahan	President and Trustee	February 8, 2011

/s/ Glen Bergert* Glen Bergert	Trustee	February 8, 2011

/s/ John Pomeroy* John Pomeroy	Trustee	February 8, 2011

/s/ Michael Sentel* Michael Sentel	Trustee	February 8, 2011

/s/ Erik L. Jonson Erik L. Jonson	Vice President, Principal Financial Officer and Treasurer	February 8, 2011

/s/ Donald Salcito Donald Salcito	Vice President and Secretary	February 8, 2011
By:

/s/ Donald Salcito Donald Salcito
Attorney-in-Fact*

*	Original Powers of Attorney authorizing Donald Salcito, Erik L. Jonson and Charles W. Lutter, and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant are incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on November 20, 2005.

EXHIBIT INDEX
XBRL Instance Document Ex-101.ins
XBRL Taxonomy Extension Schema Document Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase Ex-101.def